RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong	The Co-Founder and Ex-director of the Company
Mr. Xiaoqiang Wei	Chief Executive Officer and Director of the Company

Schedule of related party balances

Amounts due from a related party

	Mr. Xiaoqiang Wei	Total
Balance as of December 31, 2018	—	—
Advance for the Group’s expenditure	65	65
Balance as of December 31, 2019	65	65
Return of advance	(65)	(65)
Balance as of December 31, 2020	—	—
Balance as of December 31, 2020 (US$’000)	—	—

Amounts due to related parties

	Mr. Wang	Ms. Kou
	Song	Xiaohong	Total
Balance as of December 31, 2018	(51)	(18)	(69)
Expense Reimbursement payment	51	—	51
Expense paid on behalf of the Group	—	(9)	(9)
Balance as of December 31, 2019	—	(27)	(27)
exchange rate difference	—	1	1
Balance as of December 31, 2020	—	(26)	(26)
Balance as of December 31, 2020 (US$’000)	—	(4)	(4)